Submission	Aug. 01, 2024
Submission [Line Items]
Central Index Key	0000914475
Registrant Name	NEUROCRINE BIOSCIENCES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES